Valuation And Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 206		$ 62
Additions Charged tocosts and expenses	(1)		140
Additions Chargedto other accounts (Describe)	0		10	[1]
Deductions (Describe)	(50)	[2]	6	[3]
Balance at End of Period	155		206
Deferred Tax Asset Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	3,874		4,062
Additions Charged tocosts and expenses	0		(188)
Additions Chargedto other accounts (Describe)	0		0
Deductions (Describe)	0		0
Balance at End of Period	$ 3,874		$ 3,874

[1]	Acquisition-date adjustment of estimated uncollectable accounts receivable of CTS.
[2]	Write-offs ($49,000) and recoveries of reserved receivables ($1,000)
[3]	Currency translation